Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt
5.	Long-Term Debt

	June 30, 2012	December 31, 2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	1,015,453	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017	201,386	100,417
U.S. Dollar-denominated Term Loans due through 2018	226,462	238,867
U.S. Dollar-denominated Term Loans due through 2023	552,140	443,432

Total	1,995,441	2,029,076
Less current portion	261,272	229,365

Long-term portion	1,734,169	1,799,711

As at June 30, 2012, the Partnership had eight long-term revolving credit facilities, which, as at such date, provided for borrowings of up to $1,163.4 million, of which $148.0 million was undrawn. The total amount available under the revolving credit facilities reduces by $93.0 million (remainder of 2012), $323.0 million (2013), $659.4 million (2014), $17.5 million (2015), $26.0 million (2016) and $59.3 million (thereafter). Five of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. The Partnership also has a revolving credit facility of which Teekay Corporation guarantees $65.0 million of the final repayment. During July 2012, Teekay Corporation was released of this guarantee. In addition to the Partnership covenants described above, Teekay Corporation is also required to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The remaining two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 33 of the Partnership’s vessels, together with other related security.

The Partnership has NOK 600 million in senior unsecured bonds that mature in November 2013 in the Norwegian bond market. As at June 30, 2012, the carrying amount of the bonds was $100.7 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the bonds are based on NIBOR plus a margin of 4.75%. The Partnership entered into a cross currency swap to swap the interest payments from NIBOR plus a margin of 4.75% into LIBOR plus a margin of 5.04%, and lock in the transfer of the principal amount at $98.5 million upon maturity in exchange for NOK 600 million. The Partnership also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38% (see note 9).

On January 18, 2012, the Partnership issued NOK 600 million of senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at June 30, 2012, the carrying amount of the bonds was $100.7 million. The Partnership is in the process of applying to list the bonds on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap, to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 9).

As at June 30, 2012, six of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $226.5 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the six vessels to which the loans relate, together with other related security. As at June 30, 2012, the Partnership had guaranteed $70.7 million of these term loans, which represents its 50% share of the outstanding vessel mortgage debt of five of these 50% owned subsidiaries. The other owner and Teekay Corporation have guaranteed $113.2 million and $42.6 million, respectively, of the aggregate term loans.

As at June 30, 2012, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, the Scott Spirit, the Rio das Ostras FPSO unit and the Piranema Spirit FPSO unit, which in aggregate totaled $552.1 million. For the Amundsen Spirit and the Nansen Spirit term loans, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final $29.1 million bullet payments due 2022 and 2023, respectively. The Rio das Ostras, the Peary Spirit, the Scott Spirit and the Piranema Spirit term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at June 30, 2012, the Partnership had guaranteed $96.8 million of these term loans and Teekay Corporation had guaranteed $455.3 million.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus a margin. At June 30, 2012 and December 31, 2011, the margins ranged between 0.30% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at June 30, 2012 was 2.1% (December 31, 2011—1.7%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 9).

The aggregate annual long-term debt principal repayments required to be made subsequent to June 30, 2012 are $114.5 million (remainder of 2012), $373.2 million (2013), $818.8 million (2014), $85.1 million (2015), $80.9 million (2016), and $522.9 million (thereafter).

As at June 30, 2012, the Partnership and Teekay Corporation were in compliance with all covenants related to the credit facilities and long-term debt.